SCHEDULE OF OTHER INCOME, GAINS OR LOSSES (Details) - USD ($)	6 Months Ended				12 Months Ended
	Sep. 30, 2024		Sep. 30, 2023		Mar. 31, 2024		Mar. 31, 2023
Notes and other explanatory information [abstract]
Preferred shares	$ 3,539,648	[1]	$ 5,044,000	[1]	$ 4,101,000	[2]	$ (1,841,000)	[2]
Convertible loan notes	(274,000)	[3]	(126,000)	[3]	(374,000)	[4]	(19,000)	[4]
Bank interest income	71		332		873		576
Subsidies from government authorities	12,806		19,230		19,230		67,433
Other	6		6,866		6,885		29,581
Other income, gains or losses	$ 3,278,531		$ 4,944,428		$ 3,753,988		$ (1,762,410)

[1]	The preferred shares were fair valued, using an equity allocation model at the end of each reporting period, which resulted in a gain of $3,539,648 for the period ended 30 September 2024 (30 September 2023: a gain of $5,044,000).
[2]	The preferred shares were fair valued, using an equity allocation model at the end of each reporting period, which resulted in a gain of $4,101,000 for the year ended 31 March 2024 (2023: loss of $1,841,000).
[3]	The Group has issued 8% convertible loan notes. At 30 September 2024, there were $4,350,000 notes outstanding (30 September 2023: $3,350,000). The notes were fair valued at the end of each reporting period, resulting in a loss of $274,000 during the period ended 30 September 2024 (30 September 2023: loss of $126,000).
[4]	During the year ended 31 March 2024 and 2023, the Group issued 8% convertible loan notes. At 31 March 2024, there were outstanding notes with aggregate face values of $3,350,000 (2023: $3,250,000). The notes were fair valued at the end of each reporting period, resulting in a loss of $374,000 for the year ended 31 March 2024 (2023: loss of $19,000).